Employee compensation	9 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Employee compensation	Employee compensationThe total employee compensation comprising salaries and benefits, and excluding share-based compensation, for the three and nine months ended September 30, 2023 was $27,104 and $81,927, respectively (2022 - $22,954 and $67,543).
Employee compensation costs were included in the following expenses for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Cost of revenue	4,576	3,873	13,875	12,149
General and administrative	4,089	3,582	11,909	10,328
Sales and marketing	11,380	10,900	35,957	31,013
Research and development	7,059	4,599	20,186	14,053
	27,104	22,954	81,927	67,543